UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MARCH 31

Date of reporting period: APRIL 1, 2007 – SEPTEMBER 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

September 30, 2007

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

Semi-Annual Report — September 30, 2007 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Short Duration Government Fund	5

Managers Intermediate Duration Government Fund	10

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	15

Funds’ balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	16

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17

Detail of changes in Fund assets for the past fiscal periods

FINANCIAL HIGHLIGHTS	18

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Financial markets have been increasingly unsettled during the past six months, particularly in July and August. While the economy continued to grow, a liquidity crisis initiated by spreading weakness in sub-prime mortgage loans increased uncertainty about its sustainability. Bonds of all credit quality became unusually volatile, and credit spreads, having recently been extremely slim, widened dramatically, raising the cost of capital for many borrowers. Naturally the equity markets followed suit and became more volatile as a rising cost of capital pressured corporate profitability, penalized leverage, and hindered merger and acquisition activity.

As has been well documented in the financial press, the continued weakness in residential housing prices, combined with gradually rising interest rates, has put severe stress on low credit-quality (sub-prime) borrowers. Rising defaults pushed several mortgage lenders and leveraged sub-prime mortgage investors toward bankruptcy and catalyzed a swift and broad flight from various forms of investment risk over the past few months. These revelations began creating serious liquidity problems in the credit markets late in the second quarter and have been the root of uncertainty and market volatility ever since. A rapid and at times indiscriminate flight from risk created unusual patterns of volatility within the bond market. Credit spreads widened significantly throughout July, as Moody’s and S&P downgraded hundreds of securities, and price moves forced leveraged investors to raise cash any way they could. Since much of the leverage had been funded with short-term debt, the short end of the yield curve bore the brunt of the liquidity crisis. The typically docile commercial paper market seized as demand dried up, and short-term Treasury yields vacillated between 2.9% and 4.9% as investors raced to safety, causing dislocation in prices. Since then, prices for credits have recovered, as the Federal Reserve pumped liquidity into the system and as investors have had time to evaluate underlying fundamentals and adjust their portfolios in a more rational manner.

Despite these market forces, the Intermediate Duration Government Fund and the Short Duration Government Fund, both presented in this report, produced positive returns during the six-month period. While both Funds are heavily weighted toward mortgage backed securities, both are exclusively focused on high credit quality securities and the portfolio managers of these Funds devote a significant portion of their effort on evaluating structural risk in the markets and individual securities. Hence, the Intermediate Duration Government Fund had no direct exposure to sub-prime mortgage backed securities, and the Short Duration Government Fund had only a small portion (less than 2%) of its portfolio in bonds partially backed by sub-prime mortgages. Because of the collateralization structure of these bonds they are rated AAA and the portfolio manager expects them to remain AAA. In addition, we have not experienced any problems pricing securities in these portfolios during this period. Overall, we are pleased with the managers’ actions and portfolio positioning in this challenging environment and the Funds have performed within expectations relative to their respective benchmarks and peers. For more detailed discussions of the structure and performance of the Funds we encourage you to visit our website www.managersinvest.com.

We believe the extent and duration of this recent liquidity squeeze will be the key to the direction of the financial markets over the remainder of the year and into 2008. The Federal Reserve has been accommodating, and although financial markets have remained volatile as news of losses and write-downs of problem loans has continued to percolate, we believe other portions of the U.S. and global economies remain healthy. In sum, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund, are therefore designed to be building blocks.

The following report contains details for both of these Funds and covers the six-month period ending September 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the

Letter to Shareholders (continued)

other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the Investment Strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John Streur	Thomas G. Hoffman, CFA
Senior Managing Partner	Executive Vice President
Managers Investment Group LLC	Chief Investment Officer Managers Investment Group LLC

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended September 30, 2007	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During the Period*
Short Duration Government Fund
Based on Actual Fund Return	$1,000	$1,021	$4.31
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.31
Intermediate Duration Government Fund
Based on Actual Fund Return	$1,000	$1,021	$4.15
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance

All periods ended September 30, 2007 (unaudited)

	Average Annual Total Returns
	Six Months	1 Year	5 Years	10 Years	Inception Date
Short Duration Government Fund	2.06%	4.74%	3.28%	4.23%	3/31/1992
Merrill Lynch Six-Month T-Bill Index	2.87%	5.49%	3.01%	3.99%
Intermediate Duration Government Fund	2.10%	4.91%	3.73%	5.35%	3/31/1992
Citigroup Mortgage Index	2.16%	5.40%	4.18%	5.87%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Merrill Lynch Six-Month T-Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Short Duration Government Fund, the Merrill Lynch Six-Month T-Bill Index is unmanaged, is not available for investment, and does not incur expenses.

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Intermediate Duration Government Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Short Duration Government Fund

Fund Snapshots

September 30, 2007 (unaudited)

Portfolio Breakdown

Short Duration Government Fund**

Portfolio Breakdown	Short Duration Government Fund**
U.S Government Agency Obligations	94.2%
Mortgage-Backed Securities	14.5%
Asset-Backed Securities	2.0%
Preferred Stock	0.5%
Other Assets and Liabilities	(11.2)%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FHLMC Gold Pool, 6.000%, 07/01/21 to 09/01/37*	19.2%
FNMA, 5.500%, TBA	7.8
FHLMC Gold Pool, 6.000%, TBA	6.2
FNMA, 6.500%, TBA	5.2
GNMA, 4.500%, 07/20/35 to 09/20/35*	3.9
FHLMC Gold Pool, 6.003%, 06/15/35*	3.7
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33	3.5
FHLMC Gold Pool, 5.000%, 05/01/18 to 04/01/19	3.2
GNMA, 5.500%, 08/20/32 to 10/20/34	3.0
FNMA Whole Loan, Series 2005-W2, Class A1, 5.331%, 05/25/35*	2.9

Top Ten as a Group	58.6%

*	Top Ten Holding at March 31, 2007.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Short Duration Government Fund

Schedule of Portfolio Investments

September 30, 2007 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations—94.2%[1]
Federal Home Loan Mortgage Corporation—38.5%
FHLMC, 4.771%, 07/01/34, (06/01/08) [2,9]	$1,244,171	$1,258,958
FHLMC, 5.049%, 05/01/34, (06/01/08) [2,9]	670,589	679,112
FHLMC Gold Pool, 4.000%, 12/01/20 [9]	4,739,642	4,456,408
FHLMC Gold Pool, 5.000%, 05/01/18 to 04/01/19 [9]	6,881,992	6,763,435
FHLMC Gold Pool, 5.500%, 11/01/17 to 09/01/19 [9]	2,288,701	2,286,690
FHLMC Gold Pool, 6.000%, 07/01/21 to 09/01/37 [9]	40,530,891	41,030,568
FHLMC Gold Pool, 6.000%, TBA	13,000,000	13,162,500
FHLMC Gold Pool, 6.003%, 06/15/35, (10/15/07) [2,9]	7,858,046	7,831,558
FHLMC Gold Pool, 6.500%, 07/01/37	2,981,418	3,034,890
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	856,597	890,385
FHLMC Gold Pool, 8.500%, 12/01/25 [9]	92,917	99,618
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	280,972	279,593
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	166,978	174,771
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [11]	273,237	282,800
Total Federal Home Loan Mortgage Corporation		82,231,286
Federal National Mortgage Association—37.8%
FNMA, 4.591%, 01/01/33, (12/01/07) [2]	534,205	537,071
FNMA, 5.000%, 07/01/18 to 09/01/19 [9]	2,225,193	2,184,207
FNMA, 5.451%, 11/25/30, (10/25/07) [2,9]	3,485,408	3,495,570
FNMA, 5.500%, 11/01/18 to 01/01/21 [9]	3,543,008	3,535,092
FNMA, 5.500%, TBA	16,750,000	16,708,125
FNMA, 5.506%, 05/01/36, (05/01/11) [2]	928,702	932,570
FNMA, 5.531%, 03/25/35, (10/25/07) [2,9]	4,093,007	4,048,203
FNMA, 5.700%, 07/01/09	907,191	904,204
FNMA, 5.730%, 11/01/08	263,908	264,036
FNMA, 5.897%, 09/01/37, (09/01/12) [2]	2,000,000	1,959,960
FNMA, 5.974%, 09/01/33, (09/01/08) [2,9]	1,133,474	1,136,515
FNMA, 6.000%, 03/01/17 to 08/01/17	917,322	931,557
FNMA, 6.000%, TBA	3,000,000	3,000,936
FNMA, 6.010%, 12/01/08 [9]	4,307,804	4,321,163
FNMA, 6.040%, 10/01/08 [9]	1,119,688	1,121,562
FNMA, 6.143%, 02/01/08	10,210	10,174
FNMA, 6.500%, 04/01/17 [9]	984,621	1,009,024
FNMA, 6.500%, TBA	11,000,000	11,195,627
FNMA, 6.510%, 01/01/08	143,955	143,442
FNMA, 6.620%, 11/01/07 to 01/01/08 [9]	1,803,614	1,797,116
FNMA, 6.740%, 06/01/09	900,118	915,131
FNMA, 7.500%, 08/01/33 to 09/01/33	354,196	366,901
FNMA Grantor Trust, Series 2002-T5, Class A1, 5.371%, 05/25/32, (10/25/07) [2]	815,638	815,638
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,034,841	1,058,134
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	165,361	173,749
FNMA Whole Loan, Series 2005-W2, Class A1, 5.331%, 05/25/35, (10/25/07) [2,9]	6,209,807	6,170,301

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association—37.8% (continued)
FNMA Whole Loan, Series 2003-W8, Class 3F1, 5.531%, 05/25/42, (10/25/07) [2,9]	$2,608,176	$2,573,764
FNMA Whole Loan, Series 2004-W14, Class 1AF, 5.531%, 07/25/44, (10/25/07) [2,9]	5,273,048	5,232,209
FNMA Whole Loan, Series 2004-W5, Class F1, 5.581%, 02/25/47, (10/25/07) [2]	1,278,212	1,282,733
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [9,11]	792,177	826,342
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	704,449	739,200
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	1,386,732	1,456,229
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	43,456	45,564
Total Federal National Mortgage Association		80,892,049
Government National Mortgage Association—11.9%
GNMA, 4.500%, 07/20/35 to 09/20/35, (10/01/08) [2]	8,414,538	8,400,986
GNMA, 5.000%, 09/20/35, (10/01/08) [2]	2,531,110	2,542,938
GNMA, 5.500%, 08/20/32 to 10/20/34, (01/01/08 to 10/01/08) [2]	6,374,333	6,419,408
GNMA, 5.750%, 07/20/18 to 01/20/32, (04/01/08 to 10/01/08) [2]	886,794	893,517
GNMA, 6.000%, 10/20/32 to 06/20/35, (04/01/08 to 10/01/08) [2]	1,143,517	1,148,493
GNMA, 6.125%, 10/20/17 to 11/20/27, (01/01/08 to 07/01/08) [2,9]	1,633,150	1,647,984
GNMA, 6.250%, 01/20/28, (04/01/08) [2]	130,439	131,550
GNMA, 6.375%, 03/20/21 to 05/20/33, (04/01/08 to 07/01/08) [2,9]	2,668,500	2,691,539
GNMA, 6.500%, 01/20/34, (04/01/08) [2]	1,488,863	1,501,074
GNMA, 9.500%, 07/15/09 to 12/15/17	25,805	27,652
GNMA, Series 2001-65, Class PG, 6.000%, 07/20/28 [9]	100,221	100,185
Total Government National Mortgage Association		25,505,326
Interest Only Strips—3.9%
FHLMC Gold Pool IO Strip, 1.347%, 11/15/30, (10/15/07) [2]	370,769	18,135
FHLMC Gold Pool IO Strip, 4.500%, 08/15/35 to 09/15/35	954,511	253,086
FHLMC Gold Pool IO Strip, 5.000%, 05/15/18 to 08/01/35	7,604,810	1,834,850
FHLMC Gold Pool IO Strip, 7.500%, 10/01/27	67,294	16,781
FHLMC Gold Pool IO Strip, 8.000%, 06/01/31	15,940	3,875
FNMA IO Strip, 2.094%, 01/25/24, (10/25/07) [2]	127,052	5,816
FNMA IO Strip, 5.000%, 03/01/35 to 04/01/36	7,793,612	2,048,721
FNMA IO Strip, 6.500%, 07/01/37 to 09/01/37	3,975,865	4,018,597
FNMA IO Strip, 7.500%, 11/18/14	145,849	15,114
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	253,935	63,734
FNMA IO Strip, 9.000%, 12/15/16	62,766	15,167
Total Interest Only Strips		8,293,876
U.S. Treasury Notes—2.1%
USTN, 2.375%, 04/15/11	3,261,722	3,282,871
USTN, 2.625%, 05/15/08 [7]	1,260,000	1,248,188
Total U.S. Treasury Notes		4,531,059
Total U.S. Government and Agency Obligations (cost $201,588,456)		201,453,596
Mortgage-Backed Securities and Interest Only Strips—14.5%[1]
Mortgage-Backed Securities—14.3%
Asset Securitization Corp., 7.040%, 11/13/29	305,325	305,451

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities—14.3% (continued)
Countrywide Home Loans, Inc., 5.631%, 02/25/35, (10/25/07) [2,9]	$2,276,655	$2,229,759
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36 [11]	723,102	717,372
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,018,758	1,021,062
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	520,624	540,066
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,570,000	1,651,533
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [9,11]	7,146,072	7,493,646
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,728,315
Harborview Mortgage Loan Trust, 5.912%, 11/19/34, (10/19/07) [2]	2,159,665	2,134,701
Lehman Brothers Mortgage Trust, 6.000%, 08/25/21	2,574,360	2,593,049
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,396,113	2,478,916
PNC Mortgage Acceptance, 7.300%, 10/12/33 [11]	2,222,695	2,326,945
Salomon Brothers Mortgage, 7.455%, 07/18/33	303,548	317,271
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.746%, 08/25/47 [11]	2,649,043	2,635,328
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 6.000%, 10/25/15	1,200,000	1,203,144
Washington Mutual, Class 2A3, Series 2005-AR2, 5.481%, 01/25/45, (10/25/07) [2]	1,256,670	1,228,071
Total Mortgage-Backed Securities		30,604,629
Mortgage-Backed Interest Only Strips—0.2%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.527%, 04/11/37 [3,11]	4,931,774	199,349
CS First Boston Mortgage IO Strip, 0.647%, 12/15/35 [3,11]	1,524,862	60,491
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 1.176%, 05/17/40 [11]	3,020,075	58,332
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1 IO Strip, Class X, 0.779%, 05/15/33 [11]	9,559,036	94,319
Total Mortgage-Backed Interest Only Strips		412,491
Total Mortgage-Backed Securities and Interest Only Strips (cost $32,625,250)		31,017,120
Asset-Backed Securities—2.0%[1]
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 5.451%, 11/25/35, (10/25/07) [2]	1,800,000	1,692,622
FNMA Grantor Trust, Series 2003-T2, Class A1, 5.411%, 03/25/33, (10/25/07) [2]	394,826	394,884
FNMA Grantor Trust, Series 2003-T4, Class A1, 5.241%, 09/26/33, (10/26/07) [2]	27,089	27,089
FNMA Grantor Trust, Series 2004-T10, Class 1AV1, 5.291%, 06/25/35, (10/25/07) [2,9]	834,788	799,042
FNMA Whole Loan, Series 2003-W13, Class AV2, 5.411%, 10/25/33, (10/25/07) [2]	282,294	277,010
FNMA Whole Loan, Series 2001-W2, Class AS5, 6.473%, 10/25/31 [10]	207,177	206,450
Structured Asset Investment Loan Trust, 5.671%, 12/25/34, (10/25/07) [2,9]	857,203	843,609
Total Asset-Backed Securities (cost $4,406,302)		4,240,706

	Shares
Preferred Stock—0.5%[3]
Home Ownership Funding Corp., 1.000% (cost $1,457,704)	7,300	1,109,717

	Contracts
Options—0.0%#
3-month Eurodollar Call, $ 95.00, June 2008 (cost $3,923)	9	15,919
Short-Term Investments—9.7%

	Shares
Other Investment Companies—9.4%[4]
Bank of New York Institutional Cash Reserves Fund, 5.45% [8]	1,282,775	1,282,775
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20% [9]	18,829,645	18,829,645
Total Other Investment Companies		20,112,420

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
U.S. Government and Agency Discount Notes—0.3% [5]
FHLMC Discount Notes, 4.253%, 11/09/07 [6]	$350,000	$348,294
FHLMC Discount Notes, 4.465%, 03/28/08	100,000	97,822
FNMA Discount Notes, 4.188%, 11/02/07 [6]	100,000	99,600
Total U.S. Government and Agency Discount Notes		545,716
Total Short-Term Investments (cost $20,657,856)		20,658,136
Total Investments—120.9% (cost $260,739,491)		258,495,194
Other Assets, less Liabilities—(20.9)%		(44,663,537)
Net Assets—100.0%		$213,831,657

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Fund Snapshots

September 30, 2007 (unaudited)

Portfolio Breakdown

Intermediate Duration Government Fund**

Portfolio Breakdown	Intermediate Duration Government Fund**
U.S. Government Agency Obligations	109.3%
Mortgage-Backed Securities	14.7%
Preferred Stock	0.3%
Other Assets and Liabilities	(24.3)%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FHLMC Gold Pool, 5.500%, 11/01/17 to 06/01/35*	21.2%
FNMA, 5.500%, TBA	13.3
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36	10.2
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22*	9.6
FNMA, 5.500%, 03/01/17 to 02/01/35	8.6
FHLMC, 5.627%, 01/01/36*	6.0
FNMA, 4.500%. 03/01/35 to 10/01/35	6.0
FNMA, 6.500%, TBA	5.9
FHLMC Gold Pool, 5.000%, TBA	5.2
FNMA, 6.000%, TBA	3.8

Top Ten as a Group	89.8%

*	Top Ten Holding at March 31, 2007.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

September 30, 2007 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations—109.3%[1]
Federal Home Loan Mortgage Corporation—57.2%
FHLMC, 5.627%, 01/01/36, (01/01/13) [2,9]	$10,982,477	$10,949,694
FHLMC Gold Pool, 4.000%, 12/01/20	998,368	938,707
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36 [9]	20,084,099	18,661,178
FHLMC Gold Pool, 5.000%, 05/01/18 to 07/01/35	1,743,840	1,689,076
FHLMC Gold Pool, 5.000%, TBA	10,000,000	9,534,380
FHLMC Gold Pool, 5.500%, 11/01/17 to 06/01/35 [9]	39,257,286	38,558,823
FHLMC Gold Pool, 5.500%, TBA	1,000,000	978,750
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	17,210,816	17,428,883
FHLMC Gold Pool, 6.000%, TBA	4,000,000	4,001,248
FHLMC Gold Pool, 6.500%, 07/01/37	993,806	1,011,630
FHLMC Gold Pool, 7.500%, 01/01/31	94,062	98,566
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	28,007	28,069
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [11]	382,531	395,920
Total Federal Home Loan Mortgage Corporation		104,274,924
Federal National Mortgage Association—45.6%
FNMA, 4.500%, 03/01/35 to 10/01/35 [9]	11,774,149	10,926,320
FNMA, 5.000%, 06/01/18 to 01/01/20 [9]	3,788,762	3,720,965
FNMA, 5.500%, 03/01/17 to 02/01/35 [9]	15,823,491	15,730,677
FNMA, 5.500%, TBA	24,700,000	24,278,250
FNMA, 5.531%, 03/25/35, (10/25/07) [2,9]	2,542,936	2,515,100
FNMA, 5.575%, 02/01/36, (01/01/11) [2]	432,729	435,310
FNMA, 5.451%, 11/25/30, (10/25/07) [2,9]	3,485,408	3,495,570
FNMA, 6.000%, 08/01/17	519,791	527,834
FNMA, 6.000%, TBA	7,000,000	7,004,998
FNMA, 6.500%, 04/01/30 to 07/01/32	685,028	699,256
FNMA, 6.500%, TBA	10,500,000	10,685,627
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [9]	2,750,000	2,878,528
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	231,122	242,705
Total Federal National Mortgage Association		83,141,140
Government National Mortgage Association—0.5%
GNMA, 5.750%, 08/20/17 to 08/20/18, (10/01/08) [2]	201,903	203,718
GNMA, 6.125%, 11/20/17 to 12/20/17, (01/01/08) [2]	408,189	412,039
GNMA, 6.375%, 03/20/16 to 05/20/21, (04/01/08 to 07/01/08) [2]	159,330	160,934
GNMA, 7.500%, 09/15/28 to 11/15/31	143,693	150,875
Total Government National Mortgage Association		927,566
Interest Only Strips—4.8%
FHLMC Gold Pool IO Strip, 0.948%, 11/15/18, (10/15/07) [2]	815,548	37,409
FHLMC Gold Pool IO Strip, 1.347%, 11/15/30, (10/15/07) [2]	301,142	14,729
FHLMC Gold Pool IO Strip, 1.898%, 09/15/16 to 10/15/16, (10/15,07) [2]	658,613	31,867
FHLMC Gold Pool IO Strip, 2.147%, 06/15/31, (10/15/07) [2]	108,889	12,051
FHLMC Gold Pool IO Strip, 4.500%, 04/15/22 to 09/15/35	1,746,077	438,489
FHLMC Gold Pool IO Strip, 5.000%, 05/15/17 to 09/15/35 [9]	10,553,217	2,594,529

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips—4.8% (continued)
FHLMC Gold Pool IO Strip, 6.000%, 05/01/31	$13,184	$3,218
FNMA IO Strip, 4.000%, 09/01/18 to 11/01/18	1,700,945	230,160
FNMA IO Strip, 4.500%, 02/25/22 to 10/01/33	607,757	118,362
FNMA IO Strip, 5.000%, 09/01/33 to 04/01/36	10,785,491	2,799,041
FNMA IO Strip, 6.500%, 07/01/37 to 08/01/37	1,986,815	2,008,169
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	469,947	105,136
FNMA PO Strip, 5.706%, 07/01/33 [5]	519,038	365,389
Total Interest Only Strips		8,758,549
U.S. Treasury Notes—1.2%
USTN, 2.375%, 04/15/11	2,184,976	2,199,143
Total U.S. Government and Agency Obligations (cost $200,246,743)		199,301,322
Mortgage-Backed Securities—14.7%[1]
American Home Mortgage Assets, Series 2005-1, Class 1A1, 6.495%, 11/25/35 [11]	326,310	326,722
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [2]	2,777,786	2,750,891
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09) [2]	302,312	294,569
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [2]	1,369,524	1,352,944
American Home Mortgage Investment Trust, 5.001%, 06/25/45, (03/25/08) [2]	311,847	309,690
Bank of America Funding Corp., 3.954%, 12/20/34 [11]	558,977	574,781
Bear Stearns Alt-A Trust, 4.887%, 04/25/35 [11]	509,354	511,948
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 5.616%, 04/25/37 [11]	1,814,703	1,802,447
Countrywide Alternative Loan Trust, 5.431%, 05/25/35, (10/25/07) [2]	1,444,407	1,420,146
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	747,011	745,422
Countrywide Alternative Loan Trust, Series 2007-25, Class 2A1, 6.000%, 11/25/22	1,000,000	996,350
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2, Class 3A1, 5.461%, 02/25/47 [11]	476,227	472,190
Countrywide Home Loan, 4.526%, 05/20/35 [11]	311,322	312,478
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 5.551%, 11/25/34, (10/25/07) [2,3]	559,256	550,378
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.006%, 12/20/35 [11]	276,063	274,733
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	158,192	158,550
GSMPS Mortgage Loan Trust, 5.481%, 03/25/35, (10/25/07) [2,3]	436,861	432,620
GSR Mortgage Loan Trust, 5.840%, 05/25/34, (10/25/07) [2]	173,693	175,056
Harborview Mortgage Loan Trust, 6.744%, 11/19/34 [11]	275,995	276,430
Master Alternative Loans Trust, 6.000%, 01/25/35 [9]	1,537,496	1,540,269
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,753,677	1,814,279
Morgan Stanley Mortgage Loan Trust, 6.116%, 08/25/35 [11]	1,911,731	1,914,719
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 6.001%, 06/25/37 [11]	583,528	580,027
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.746%, 08/25/47 [11]	2,158,479	2,147,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 6.000%, 10/25/15	1,900,000	1,904,977
Structured Asset Securities Corp., Series 2005-RF1, Class A, 5.481%, 03/25/35, (10/25/07) [2,3]	541,097	530,602
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35	2,679,552	2,661,119
Total Mortgage-Backed Securities (cost $27,095,193)		26,831,641

	Shares
Preferred Stock—0.3%[3]
Home Ownership Funding Corp., 1.000%	1,500	228,024
Home Ownership Funding Corp. 2, 1.000%	1,500	228,024
Total Preferred Stock (cost $402,591)		456,048

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Contracts	Value
Options—0.0%#
3-month Eurodollar Call, $95.00, June 2008 (cost $3,923)	9	$15,919
Short-Term Investments—6.6%

	Principal Amount
U.S. Government and Agency Discount Notes—0.4%[5,6]
FHLMC Discount Notes, 4.253%, 11/09/07	$750,000	746,344

	Shares
Other Investment Companies—6.2%[4]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20% [9]	11,270,411	11,270,411
Total Short-Term Investments (cost $12,020,234)		12,016,755
Total Investments—130.9% (cost $239,768,684)		238,621,685
Other Assets, less Liabilities—(30.9)%		(56,378,448)
Net Assets—100.0%		$182,243,237

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$260,743,589	$1,033,563	$(3,281,958)	$(2,248,395)
Intermediate Duration	239,781,045	1,286,324	(2,445,684)	(1,159,360)

[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2007.

[2]	Floating Rate Security. The rate listed is as of September 30, 2007. Date in parenthesis represents the security’s next coupon rate reset.
[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$1,369,557	0.6%
Intermediate Duration	1,969,648	1.1%

[4]	Yield shown for an investment company represents the September 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Indicates yield to maturity at September 30, 2007.
[6]	Security pledged to cover margin requirements for open futures positions at September 30, 2007.
[7]	Some or all of these securities were out on loan to various brokers as of September 30, 2007, amounting to $1,260,501 representing 0.6% of net assets for Short Duration.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.
[9]	All or part of security has been segregated for delayed delivery transactions and reverse repurchase agreements.
[10]	Step Bond. High-Yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[11]	Variable Rate Security. The rate listed is as of September 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.
#	Rounds to less than 0.1%.

Investments Abbreviations:

DLJ:	Donaldson, Lufkin & Jenrette Securities Corp.	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	IO:	Interest Only
FNMA:	Federal National Mortgage Association	PO:	Principal Only
GMAC:	General Motors Acceptance Corp.	TBA:	To Be Announced
GNMA:	Government National Mortgage Association	USTN:	United States Treasury Note
GSMPS:	Goldman Sachs Mortgage Participating Security

Security Ratings:

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	98.2%	0.5%	0.0%	0.0%	0.0%	1.3%
Intermediate Duration	98.4%	0.2%	0.0%	0.0%	0.0%	1.4%

The Managers Funds

Statements of Assets and Liabilities

September 30, 2007 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value (including securities on loan valued at $1,260,501 and $0, respectively)*	$258,495,194	$238,621,685
Receivable for investments sold	15,175,485	30,346,385
Receivable for TBA sale commitments	23,992,922	15,108,594
Receivable for Fund shares sold	1,422,569	3,033,308
Dividends, interest and other receivables	1,122,025	1,034,217
Receivable for variation margin on futures	44,311	4,600
Prepaid expenses	22,565	22,822
Total assets	300,275,071	288,171,611
Liabilities:
Payable to Custodian	274,428	1,691,290
Payable upon return of securities loaned	1,282,775	—
Payable for investments purchased	6,217,089	17,610,278
Payable for investments purchased on a when-issued basis	59,222,355	72,330,206
Payable for Fund shares repurchased	223,258	83,179
Payable for TBA sale commitment	18,992,000	14,020,000
Payable for options written (premiums received $1,477 and $1,478, respectively)	8,887	8,888
Payable for variation margin on futures	29,560	19,763
Investment advisory and management fee payable	122,957	105,458
Other accrued expenses	70,105	59,312
Total liabilities	86,443,414	105,928,374
Net Assets	$213,831,657	$182,243,237
Shares outstanding	22,128,368	17,339,329
Net asset value, offering and redemption price per share	$9.66	$10.51
Net Assets Represent:
Paid-in capital	$219,062,520	$184,932,283
Undistributed net investment income	753,683	35,398
Accumulated net realized loss from investments, options, futures contracts and TBA sale commitments	(3,555,604)	(1,809,706)
Net unrealized depreciation of investments, options, futures contracts and TBA sale commitments	(2,428,942)	(914,738)
Net Assets	$213,831,657	$182,243,237
*Investments at cost	$260,739,491	$239,768,684

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Operations

For the six months ended September 30, 2007 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$5,184,098	$4,679,156
Dividend income	337,848	354,066
Securities lending fees	3,292	1,029
Total investment income	5,525,238	5,034,251
Expenses:
Investment advisory and management fees	643,284	637,902
Interest expense	557,879	11,399
Custodian	39,335	25,170
Professional fees	34,198	31,687
Transfer agent	27,143	26,062
Registration fees	14,584	14,933
Shareholder reports	14,260	10,333
Trustees fees and expenses	3,489	4,841
Miscellaneous	7,239	1,200
Total expenses before offsets	1,341,411	763,527
Expense reductions	(2,320)	(1,576)
Net expenses	1,339,091	761,951
Net investment income	4,186,147	4,272,300
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and TBA sales commitments	83,035	(391,032)
Net realized gain on options and futures contracts	242,699	2,541
Net unrealized depreciation of investments and TBA sales commitments	(285,281)	(285,917)
Net unrealized appreciation (depreciation) of options and futures contracts	(306,424)	146,066
Net realized and unrealized loss	(265,971)	(528,342)
Net Increase in Net Assets Resulting from Operations	$3,920,176	$3,743,958

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Statements of Changes in Net Assets

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	For the six months ended September 30, 2007 (unaudited)	For the fiscal year ended March 31, 2007	For the six months ended September 30, 2007 (unaudited)	For the fiscal year ended March 31, 2007
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,186,147	$8,483,687	$4,272,300	$7,934,407
Net realized gain (loss) on investments, options and futures	325,734	721,946	(388,491)	(348,413)
Net unrealized appreciation (depreciation) of investments, options and futures	(591,705)	782,009	(139,851)	2,980,940
Net increase in net assets resulting from operations	3,920,176	9,987,642	3,743,958	10,566,934
Distributions to Shareholders:
From net investment income	(4,159,540)	(8,566,062)	(4,288,250)	(7,937,857)
Total distributions to shareholders	(4,159,540)	(8,566,062)	(4,288,250)	(7,937,857)
From Capital Share Transactions:
Proceeds from sale of shares	88,091,552	123,190,502	36,331,617	66,087,961
Reinvestment of dividends and distributions	3,961,560	8,136,268	3,758,626	7,038,492
Cost of shares repurchased	(57,966,234)	(159,287,605)	(40,074,181)	(87,529,430)
Net increase (decrease) from capital share transactions	34,086,878	(27,960,835)	16,062	(14,402,977)
Total increase (decrease) in net assets	33,847,514	(26,539,255)	(528,230)	(11,773,900)
Net Assets:
Beginning of period	179,984,143	206,523,398	182,771,467	194,545,367
End of period	$213,831,657	$179,984,143	$182,243,237	$182,771,467
End of period undistributed net investment income	$753,683	$727,076	$35,398	$51,348
Share Transactions:
Sale of shares	9,115,028	12,771,423	3,474,876	6,314,692
Reinvestment of dividends and distributions	410,286	844,943	360,134	675,812
Shares repurchased	(5,991,467)	(16,513,626)	(3,840,107)	(8,405,912)
Net increase (decrease) in shares	3,533,847	(2,897,260)	(5,097)	(1,415,408)

The accompanying notes are an integral part of these financial statements.

The Managers Funds

Financial Highlights

For a share outstanding throughout each fiscal period

Short Duration Government Fund	For the six months ended Sept. 30, 2007 (unaudited)	For the fiscal year ended March 31,
		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.68	$9.61	$9.66	$9.69	$9.74	$9.72
Income from Investment Operations:
Net investment income	0.01	0.42	0.34	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.01	0.06	(0.05)	(0.02)	(0.06)	0.06
Total from investment operations	0.02	0.48	0.29	0.25	0.19	0.36
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.41)	(0.34)	(0.28)	(0.24)	(0.32)
Return of capital	—	—	—	—	—	(0.02)
Total distributions to shareholders	(0.22)	(0.41)	(0.34)	(0.28)	(0.24)	(0.34)
Net Asset Value, End of Period	$9.48	$9.68	$9.61	$9.66	$9.69	$9.74
Total Return [1]	2.06%[4]	5.05%	3.00%	2.62%	2.00%	3.76%
Ratio of net expenses to average net assets [1,2]	0.85%[5]	0.83%	0.83%	0.78%	0.78%	0.78%
Ratio of total expenses to average net assets [3]	1.46%[5]	1.36%	1.08%	1.00%	0.95%	0.93%
Ratio of net investment income to average net assets [1,2]	5.16%[5]	4.15%	3.41%	2.90%	2.59%	2.74%
Portfolio turnover	145%[4]	230%	315%	341%	349%	418%
Net assets at end of period (000’s omitted)	$213,832	$179,984	$206,523	$237,900	$198,726	$160,710

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	After expense offsets excluding interest expense. (See Note 1(c) of “Notes to Financial Statements.”)
[3]

Includes interest expense for the six months ended September 30, 2007 and the fiscal years ended March 31, 2007, 2006, 2005, 2004 and 2003 of 0.61%, 0.53%, 0.23%, 0.16%, 0.03% and 0.01%, respectively. (See Note 1(c) of “Notes to Financial Statements.”)

[4]	Not Annualized.
[5]	Annualized.

Intermediate Duration Government Fund	For the six months ended Sept. 30, 2007 (unaudited)	For the fiscal year ended March 31,

		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.54	$10.37	$10.53	$10.74	$10.61	$10.16
Income from Investment Operations:
Net investment income	0.25	0.47	0.37	0.26	0.23	0.40
Net realized and unrealized gain (loss) on investments	(0.03)	0.17	(0.16)	(0.06)	0.20	0.45
Total from investment operations	0.22	0.64	0.21	0.20	0.43	0.85
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.47)	(0.37)	(0.26)	(0.23)	(0.40)
Net realized gain on investments	—	—	—	(0.15)	(0.07)	0.00
Total distributions to shareholders	(0.25)	(0.47)	(0.37)	(0.41)	(0.30)	(0.40)
Net Asset Value, End of Period	$10.51	$10.54	$10.37	$10.53	$10.74	$10.61
Total Return [1]	2.10%[4]	6.30%	2.02%	1.78%	4.07%	8.48%
Ratio of net expenses to average net assets [1,2]	0.82%[5]	0.87%	0.88%	0.88%	0.88%	0.88%
Ratio of total expenses to average net assets [3]	0.84%[5]	0.89%	0.88%	0.89%	0.93%	1.06%
Ratio of net investment income to average net assets [1,2]	4.70%[5]	4.46%	3.53%	2.45%	2.09%	3.75%
Portfolio turnover	181%[4]	445%	672%	851%	667%	578%
Net assets at end of period (000’s omitted)	$182,243	$182,771	$194,545	$186,026	$123,826	$71,342

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	After expense offsets excluding interest expense. (See Note 1(c) of “Notes to Financial Statements.”)
[3]

Includes interest expense for the six months ended September 30, 2007 and the fiscal years ended March 31, 2007, 2005, 2004 and 2003 of 0.01%, 0.04%, 0.01%, 0.00%, 0.03%, respectively. (See Note 1(c) of “Notes to Financial Statements.”)

[4]	Not Annualized.
[5]	Annualized.

The Managers Funds

Notes to Financial Statements

September 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (“Trust II”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Included in this report are two series of Trust II: Managers Short Duration Government Fund (“Short Duration”) and Managers Intermediate Duration Government Fund (“Intermediate Duration”). The financial statements of Short Duration and Intermediate Duration (each a “Fund” and collectively, the “Funds”) are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds have a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended September 30, 2007, the custodian expense was reduced under the BNY arrangement as follows: Short Duration—$674 and Intermediate Duration—$68.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended September 30, 2007, the transfer agent expense was reduced as follows: Short Duration—$1,646 and Intermediate Duration—$1,508.

Managers Investment Group LLC (the “Investment Manager”), an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, had contractually agreed, through July 31, 2005, to waive its fees and/ or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not exceed the annual rate of 0.78% for Short Duration and 0.88% for Intermediate Duration. Short Duration Fund is obligated to repay the Investment Manager such amounts waived, paid or

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Notes to Financial Statements (continued)

reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such payment would not cause the Fund’s expenses as a percent of average net assets in any such future year to exceed 0.78%. Intermediate Duration Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses as a percent of average net assets in any such future year to exceed 0.88%. At September 30, 2007, the cumulative amount of unreimbursed expenses from Short Duration and Intermediate Duration was $121,473 and $0, respectively.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of September 30, 2007, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amounts	Expires Mar. 31,
Short Duration	$270,758	2008
	1,568,229	2009
	362,610	2010
	213,372	2013
	285,554	2015

Total:	$2,700,523

Intermediate Duration	$260,420	2013
	137	2014
	814,610	2015

Total:	$1,075,167

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At September 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, held greater than 10% of the outstanding shares of the Funds as follows: Short Duration—2 such accounts held 61%; Intermediate Duration—2 such accounts held 64%.

h.	Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. As of September 30, 2007, there were no reverse repurchase agreements outstanding.

i.	Delayed Delivery Transactions and When-Issued Securities

The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities under the caption when-issued. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

j.	Dollar Roll and Reverse Dollar Roll Agreements

A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is an agreement to buy securities for delivery in the

The Managers Funds

Notes to Financial Statements (continued)

current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

k.	Securities Transacted on a When Issued Basis

Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at September 30, 2007 were as follows:

Fund	Principal/Share Amount	Security	Current Liability
Short Duration	$9,800,000	FNMA, 5.000%, 10/15/21	$9,604,000
	3,400,000	FNMA, 5.500%, 10/15/37	3,329,875
	3,000,000	FNMA, 6.000%, 10/15/36	3,003,750
	3,000,000	FNMA, 6.500%, 10/15/37	3,054,375

		Total	$18,992,000

Intermediate Duration	$5,000,000	FNMA, 5.500%, 10/15/37	$4,896,875
	8,000,000	FNMA, 6.000%, 10/25/21	8,105,000
	1,000,000	FNMA, 6.500%, 10/15/37	1,018,125

		Total	$14,020,000

l.	Futures Contracts

Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund’s net asset values relative to each Fund’s targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of September 30, 2007:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	217	Long	December 2007	$280,878
5-Year U.S. Treasury Note	307	Short	December 2007	(229,929)
10-Year U.S. Treasury Note	76	Long	December 2007	60,115
U.S. Treasury Long Bond	64	Long	December 2007	(53,223)
10-Year Interest Swap	212	Short	December 2007	(76,719)
3-Month Eurodollar	101	Long	December 2007 - December 2010	67,409
3-Month Eurodollar	489	Short	December 2007 - December 2012	(309,188)

			Total	$(260,657)

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Notes to Financial Statements (continued)

Intermediate Duration had the following open futures contracts as of September 30, 2007:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	12	Short	December 2007	$(13,343)
5-Year U.S. Treasury Note	26	Long	December 2007	19,841
10-Year U.S. Treasury Note	14	Long	December 2007	11,098
U.S. Treasury Long Bond	1	Short	December 2007	732
3-Month Eurodollar	194	Long	December 2007 - December 2010	207,319
3-Month Eurodollar	78	Short	December 2008 - June 2010	(58,477)

			Total	$167,170

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

m.	Assets Pledged to Cover Margin Requirements for Open Futures Positions

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2007 was:

Fund	Assets Pledged
Short Duration	$447,894
Intermediate Duration	746,344

n.	Interest Rate Caps, Swap Contracts and Options

Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, each Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, each Fund will succeed in pursuing contractual remedies. Each Fund may thus assume the risk that payments owed under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, each Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and each Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, each Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option

The Managers Funds

Notes to Financial Statements (continued)

results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At September 30, 2007, the following written options were outstanding:

Fund	Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
Short Duration	3-month Eurodollar (Call)	9	$95.50	June 08	$(7,410)
Intermediate Duration	3-month Eurodollar (Call)	9	$95.50	June 08	$(7,410)

Transactions in written call options for the six months ended September 30, 2007 were as follows:

Short Duration	Number of Contracts	Premiums
Options outstanding at March 31, 2007	—	—
Options written	9	$1,477
Options exercised	—	—

Options outstanding at September 30, 2007	9	$1,477

Intermediate Duration
Options outstanding at March 31, 2007	—	—
Options written	9	$1,478
Options exercised	—	—

Options outstanding at September 30, 2007	9	$1,478

o.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

2.	Agreements and Transactions with Affiliates

The Trust has entered into separate Fund Management Agreements with the Investment Manager with respect to Short Duration and Intermediate Duration. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. Investment advisory and management fees of 0.70% per annum are paid directly by each Fund to the Investment Manager based on average daily net assets. The Investment Manager, in turn, pays a portion of this fee to each Fund’s respective subadvisor.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor

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Notes to Financial Statements (continued)

serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), and monitors the portfolio managers’ investment programs and results. Each Fund is managed by a subadvisor pursuant to a Subadvisory Agreement by and between the Investment Manager on behalf of each Fund and the respective subadvisor.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2007, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration	$335,743,480	$335,139,110	$326,845,688	$328,940,257
Intermediate Duration	396,030,804	403,521,405	385,570,711	401,045,497

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY, providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after rebate) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Risks Associated with Mortgage Related and Asset-Backed Securities

Asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Funds.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

Collateralized mortgage obligations (“CMO’s”) may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO’s may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMO’s represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

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Notes to Financial Statements (continued)

Prepayments could cause early retirement of CMO’s. CMO’s are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO’s may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO’s of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO’s, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IO’s. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “PO’s” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

6.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”) (FIN 48”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for each Fund’s fiscal year ended December 31, 2007. Based on analysis computed to date, management has determined that the adoption of FIN 48 will not result in any material impact to the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

7.	Change in Fiscal Year Ends

Short Duration and Intermediate Duration have changed their fiscal year ends from March 31 to December 31.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Managers Short Duration Government Fund and the Managers Intermediate Duration Government Fund (each, a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the benchmark index for each Fund (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in the Funds’ prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Managers Short Duration Government Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above the median performance of its Peer Group for all such periods and below, above, above and above, respectively, the performance of the Merrill Lynch 6-Month T-Bill Index, the Fund Benchmark. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the Managers Intermediate Duration Government Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2007 was above the median performance of its Peer Group and below the performance of the Citigroup Mortgage Index, the Fund Benchmark, for all such periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board also noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds (the “Fund Family”) as a group, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted that the Investment Manager, and not the Funds, is responsible for paying the fees charged by the Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for each Fund’s Peer Group, which consists mostly of funds that do not operate using a manager-of-managers structure.

The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for funds in the Fund Family from time to time as a means of limiting their total expenses. On this basis, the Trustees concluded that the profitability to the Investment Manager and its affiliates of their relationships with the Funds is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for

Annual Renewal of Investment Advisory Agreements (continued)

either Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreements at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of each Fund, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor in managing the Fund was not a material factor at this time.

The Trustees noted that each Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of August 1, 2006 were higher than the averages for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, each Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Funds’ advisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each of the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Smith Breeden Associates, Inc.

100 Europa Drive

Chapel Hill, NC 27517

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	November 30, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	November 30, 2007